Intangible Assets (Details Textual) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Apr. 05, 2019	Jun. 30, 2020	Dec. 31, 2019
Intangible Assets (Textual)
Identifiable intangible assets			$ 2,117,000	$ 2,117,000
Weighted average estimated useful life			8 years 6 months
Amortization expense	$ 76,390	$ 0	$ 161,766